Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases
Schedule of leases

	Right-of-use assets	Lease liabilities
Balance at January 1, 2024	2,920	2,441
Additions	129	118
Loss on modification	25	22
Depreciation	(793)	—
Interest expense	—	40
Payments	—	(439)
Effect of foreign exchange rates	—	(47)
Balance at June 30, 2024	2,281	2,135

Lease liabilities - current		1,154
Lease liabilities - non-current		981

	Right-of-use assets	Lease liabilities
Balance at January 1, 2025	1,846	1,300
Additions	1,116	1,116
Depreciation	(881)	—
Interest expense	—	44
Payments	—	(386)
Derecognition of right-of-use assets/lease liabilities due to sale	(9)	(7)
Effect of foreign exchange rates	40	210
Balance at June 30, 2025	2,112	2,277

Lease liabilities - current		1,720
Lease liabilities - non-current		557

Schedule of amounts recognized in consolidated statement of profit or loss

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Expense relating to short-term and low-value leases	102	139	51	80
Interest expense on lease liabilities	44	40	26	18
	146	179	77	98

Schedule of cash outflow for leases

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Cash outflow for leases	342	399	209	112
Cash outflow for short-term and low-value leases	102	139	51	80
Total cash outflow for leases	444	538	260	192